Provisions (Tables)	12 Months Ended
Dec. 31, 2018
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Disclosure of Changes in Provisions
The following chart details the changes in our provisions for the year indicated:

	Restructuring	Warranty	Legal (i)	Other(ii)	Total
Balance — December 31, 2017	$12.7	$21.4	$2.5	$6.8	$43.4
Provisions	35.3	10.8	—	0.7	46.8
Reversal of prior year provisions(iii)	(0.1)	(6.2)	(0.6)	—	(6.9)
Payments/usage	(37.6)	(7.1)	(0.7)	—	(45.4)
Accretion, foreign exchange and other	—	(0.2)	(0.1)	—	(0.3)
Balance — December 31, 2018	$10.3	$18.7	$1.1	$7.5	$37.6
Current	$10.3	$11.0	$1.1	$0.8	$23.2
Non-current(iv)	—	7.7	—	6.7	14.4
December 31, 2018	$10.3	$18.7	$1.1	$7.5	$37.6

(i)	Legal represents our aggregate provisions recorded for various legal actions based on our estimates of the likely outcomes.

(ii)	Other represents our asset retirement obligations relating to sites that we currently lease.

(iii)	During 2018, we reversed prior year warranty provisions as a result of expired warranties and changes in estimated costs based on historical experience.

(iv)	Non-current balances are included in provisions and other non-current liabilities on our consolidated balance sheet.